Annual Total Returns- Victory Market Neutral Income Fund (MCI) [BarChart] - MCI - Victory Market Neutral Income Fund - Class I	2013	2014	2015	2016	2017	2018	2019
Total	(2.61%)	1.55%	0.27%	4.23%	6.99%	3.31%	2.81%